Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Details) - Schedule of Cost of Revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Revenues [Abstract]
Energy and infrastructure	$ (78,942)	$ (56,415)
Depreciation and amortization	(84,785)	(72,420)
Purchases of electrical components	(2,580)	(1,759)
Electrician salaries and payroll taxes	(1,561)	(1,316)
Cost of revenues	$ (167,868)	$ (131,910)